Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Entity Information [Abstract]
Entity Registrant Name	Navios South American Logistics Inc.
Entity Central Index Key	0001506042
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock Shares Outstanding	20,000
Entity Address Country	MH
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false